RELATED PARTY TRANSACTIONS (Details Narrative) - USD ($)							1 Months Ended	3 Months Ended			12 Months Ended
	Feb. 10, 2021	Jan. 20, 2021	Dec. 29, 2020	Dec. 22, 2020	Dec. 22, 2020	Dec. 01, 2020	Sep. 30, 2020	Jun. 30, 2021	Jun. 30, 2020		Mar. 31, 2021		Mar. 31, 2020
Related Party Transaction [Line Items]
Loans payable								$ 65,667			$ 68,670
Preferred stock, shares issued								292,000			292,000		300,000
Preferred stock, shares outstanding								292,000			292,000		300,000
Number of shares of common stock	10,000	10,000	10,000	10,000
Number of shares of common stock, value									$ 30,000		$ 680,000		$ 125,000
Compensation Expense								$ 37,500	$ 0
Common Stock [Member]
Related Party Transaction [Line Items]
Number of shares of common stock									600	[1]	870,600	[2]	2,500	[2]
Number of shares of common stock, value									$ 1	[1]	$ 871	[2]	$ 2	[2]
Employment Agreement [Member]
Related Party Transaction [Line Items]
Number of shares of common stock					1,000,000
Number of shares of common stock, value					$ 1,000
Series A Preferred Stock [Member]
Related Party Transaction [Line Items]
Preferred stock, shares issued								292,000			292,000
Preferred stock, shares outstanding								292,000			292,000
Chief Executive Officer [Member]
Related Party Transaction [Line Items]
Loans payable											$ 100,211		$ 56,277
Compensation Payable								$ 87,500			50,000
Related party payables								133,293			$ 100,211
Chief Executive Officer [Member] | Employment Agreement [Member]
Related Party Transaction [Line Items]
Share based payment award description											On December 1, 2020, the Company entered into an employment agreement with its Chief Executive Officer for a three-year term, for an annual compensation of $
Annual compensation						$ 150,000					$ 150,000
Chief Executive Officer [Member] | Employment Agreement [Member] | Common Stock [Member]
Related Party Transaction [Line Items]
Number of shares of common stock				1,000,000
Number of shares of common stock, value				$ 1,000
Chief Executive Officer [Member] | Series A Preferred Stock [Member]
Related Party Transaction [Line Items]
Preferred stock, shares issued							8,000
Preferred stock, shares outstanding							8,000
Number of shares of common stock							8,000,000
Chief Executives Officer [Member]
Related Party Transaction [Line Items]
Loans payable								$ 45,793			$ 50,211

[1]	Common stock adjusted to reflect 1:100 reverse stock splits effected on October 15, 2019 and June 30, 2020.
[2]	Common stock adjusted to reflect 1:100 reverse stock splits effected on October 15, 2019 and June 30, 2020.